Taxes (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 2,611,874	$ 2,062,386
Deferred revenues	60,403	56,906
Total deferred tax assets	2,672,277	2,119,292
Valuation allowance	(2,512,557)	(1,772,097)
Deferred tax assets, net	$ 159,720	$ 347,195